Financial Assets and Financial Liabilities - Schedule of Other Financial Liabilities (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current		$ 3,421,337	$ 6,319,189
Other financial liabilities, Non- current		28,676,987	27,107,289
Other financial liabilities, Total		32,098,324	33,426,478
Diaprost Contingent Consideration [Member]
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current		1,328,087
Other financial liabilities, Non- current		8,841,829	9,458,869
Other financial liabilities, Total		10,169,916	9,458,869
NanoMab Contingent Consideration [Member]
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current	[1]	1,832,833	2,594,015
Other financial liabilities, Non- current	[1]	4,899,858	5,709,332
Other financial liabilities, Total	[1]	6,732,691	8,303,347
NeoIndicate Contingent Consideration [Member]
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current
Other financial liabilities, Non- current		1,870,454	439,102
Other financial liabilities, Total		1,870,454	439,102
Pivalate Contingent Consideration [Member]
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current		225,245
Other financial liabilities, Non- current		1,933,981	1,775,926
Other financial liabilities, Total		2,159,226	1,775,926
Pharma15 Deferred Consideration [Member]
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current			1,226,994
Other financial liabilities, Non- current
Other financial liabilities, Total			1,226,994
Pharma15 Contingent Consideration [Member]
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current
Other financial liabilities, Non- current		1,134,164	1,347,293
Other financial liabilities, Total		1,134,164	1,347,293
TRIMT Contingent Consideration [Member]
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current			1,369,290
Other financial liabilities, Non- current		8,423,667	6,915,443
Other financial liabilities, Total		8,423,667	8,284,733
UCLA Contingent Consideration [Member]
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current
Other financial liabilities, Non- current
Other financial liabilities, Total
MD Anderson Contingent Consideration [Member]
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current		35,172
Other financial liabilities, Non- current		1,573,034	1,461,324
Other financial liabilities, Total		1,608,206	1,461,324
Advanced Payment Liability [Member]
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current			1,128,890
Other financial liabilities, Non- current
Other financial liabilities, Total			$ 1,128,890

[1]	Payment to be made in the form of ordinary shares in the company, based on the price of the 7 day volume weighted average price (VWAP) prior to the announcement of the milestone on the ASX.